LONG-TERM PREPAYMENTS AND DEPOSITS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Prepayments for acquisition of fixed assets	$ 542,647	$ 1,484,843
Other deposits	2,848,375	2,000,350
Other long-term prepayments	484,163	615,373
Long-term prepayments and deposits	$ 3,875,185	$ 4,100,566